T. ROWE PRICE Retirement 2015 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 49 .3%
T. Rowe Price Funds:
New Income Fund  764,584 93,755 79,258 99,351,363 805,740
Limited Duration Inflation Focused
Bond Fund  712,129 137,697 78,589 163,467,767 768,298
International Bond Fund (USD
Hedged)  297,092 23,136 28,421 34,324,074 296,217
Dynamic Global Bond Fund  173,500 22,963 21,643 22,880,109 171,372
Emerging Markets Bond Fund  151,672 16,793 17,417 16,690,967 166,743
U.S. Treasury Long-Term Index
Fund  145,428 4,767 37,645 17,735,741 131,422
High Yield Fund  135,348 7,834 15,966 21,629,102 129,126
Dynamic Credit Fund  66,131 6,364 6,286 7,539,380 66,271
Floating Rate Fund  43,751 3,735 5,306 4,576,412 41,416
Total Bond Funds (Cost $ 2,749,603 ) 2,576,605
EQUITY FUNDS 48 .4%
T. Rowe Price Funds:
Value Fund  351,135 23,872 29,495 7,299,844 385,505
Growth Stock Fund  342,240 59,687 36,530 3,257,741 337,339
Hedged Equity Fund  251,801 16,097 28,481 18,647,656 248,200
International Value Equity Fund  208,133 7,773 37,623 7,817,387 208,099
Equity Index 500 Fund  239,642 7,225 23,475 1,143,148 204,418
U.S. Large-Cap Core Fund  244,743 18,252 62,814 4,489,646 199,879
Overseas Stock Fund  184,699 5,865 22,518 11,005,145 195,892
Real Assets Fund  165,471 8,410 48,231 8,164,376 171,370
International Stock Fund  157,866 15,309 17,675 7,000,196 157,784
Emerging Markets Discovery Stock
Fund  66,316 3,962 16,201 3,661,999 76,389
Mid-Cap Value Fund  78,585 4,723 18,000 2,080,807 74,160
Emerging Markets Stock Fund  58,589 1,488 10,506 1,404,502 70,984
Mid-Cap Growth Fund  82,810 5,015 18,144 686,794 69,524
New Horizons Fund (2) 34,935 9,595 4,403 751,488 42,932
Small-Cap Value Fund  50,420 4,723 15,078 754,520 42,027
Small-Cap Stock Fund  41,537 3,108 6,006 666,396 41,503
Total Equity Funds (Cost $ 1,398,555 ) 2,526,005
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  505 88,886 88,676 7,293 705
Total Other Mutual Funds (Cost $ 710 ) 705

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .3%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 114,971 272,217 274,629 112,558,906 112,559
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 8,000,000 7,942
Total Short-Term Investments (Cost $ 120,499 ) 120,501
Total Investments in Securities 100.0%
(Cost $4,269,367) $ 5,223,816
Other Assets Less Liabilities (0.0)% (1,917)
Net Assets 100.0% $ 5,221,899
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 67 MSCI EAFE Index contracts 3/26 (10,603) $ (816)
Short, 41 Russell 2000 E-Mini Index contracts 3/26 (5,401) (166)
Short, 35 S&P 500 E-Mini Index contracts 3/26 (12,056) 61
Net payments (receipts) of variation margin to date 1,096
Variation margin receivable (payable) on open futures contracts $ 175

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (51) $ 62 $ 3,628
Dynamic Global Bond Fund  (1,041) (3,448) 5,680
Emerging Markets Bond Fund  (1,694) 15,695 7,859
Emerging Markets Discovery Stock Fund  2,774 22,312 3,751
Emerging Markets Stock Fund  1,689 21,413 1,296
Equity Index 500 Fund  56,418 (18,974) 2,244
Floating Rate Fund  (94) (764) 2,442
Growth Stock Fund  61,108 (28,058) 389
Hedged Equity Fund  17,804 8,783 3,456
High Yield Fund  (735) 1,910 7,414
International Bond Fund (USD Hedged)  (1,662) 4,410 8,965
International Stock Fund  15,161 2,284 4,606
International Value Equity Fund  24,657 29,816 6,881
Limited Duration Inflation Focused Bond Fund  (2,401) (2,939) 31,638
Mid-Cap Growth Fund  7,409 (157) 533
Mid-Cap Value Fund  5,571 8,852 1,600
New Horizons Fund  4,288 2,805 —
New Income Fund  (5,259) 26,659 28,470
Overseas Stock Fund  11,722 27,846 5,305
Real Assets Fund  12,651 45,720 6,387
Small-Cap Stock Fund  5,345 2,864 300
Small-Cap Value Fund  8,011 1,962 646
Transition Fund  (236) (10) 65
U.S. Large-Cap Core Fund  31,359 (302) 2,419
U.S. Treasury Long-Term Index Fund  (11,387) 18,872 4,348
Value Fund  19,566 39,993 5,599
U.S. Treasury Money Fund, 3.76% — — 3,545
Totals $ 260,973 # $ 227,606 $ 149,466 +

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $112,104 of the net realized gain (loss).
+ Investment income comprised $149,466 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2015 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 2,576,605 $ — $ — $ 2,576,605
Equity Funds 2,526,005 — — 2,526,005
Other Mutual Funds 705 — — 705
Short-Term Investments 112,559 7,942 — 120,501
Total Securities 5,215,874 7,942 — 5,223,816
Futures Contracts* 61 — — 61
Total $ 5,215,935 $ 7,942 $ — $ 5,223,877
Liabilities
Futures Contracts* $ 982 $ — $ — $ 982
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2015 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F156-054Q3 02/26